SCHEDULE OF OPERATING FUTURE LEASE PAYMENTS (Details) - USD ($)	Jun. 30, 2025	Dec. 31, 2024
Operating Leases
The remainder of 2025	$ 262,628
2026	374,158
2027	92,927
Total lease liabilities	729,713
Less: discount on operating lease liabilities	(18,011)
Present value of operating lease liabilities	711,702
Less: Current portion of operating lease liabilities	(492,223)	$ (556,756)
Non-current portion of operating lease liabilities	$ 219,479	$ 324,883